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                        UNITED STATES                     OMB APPROVAL

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              SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                    Washington, D.C. 20549            Expires:August 31, 2000
                                                      Estimated average
                                                      burden
                                                      hours per response.1
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                          FORM 24F-2
               ANNUAL NOTICE OF SECURITIES SOLD
                    PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         PaineWebber Managed Investments Trust
         1285 Avenue of the Americas
         New York, NY 10019


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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

         PaineWebber Utility Income Fund
         (Class A, B and C shares)


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    3.    Investment Company Act File Number:

            811-4040

         Securities Act File Number:

            2-91362



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    4(a). Last day of fiscal year for which this Form is filed:

            March 31, 1998


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    4(b).   |_|   Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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    4(c) |_|Check  box if this is the last time the issuer  will be filing  this
            Form.



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





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
     5. Calculation of registration fee:

        (i)    Aggregate sale price of                                $     16,278,956
               securities sold during the                             ----------------
               fiscal year pursuant to
               section 24(f):

        (ii)   Aggregate price of
               securities redeemed or              $ 23,344,027
               repurchased during the              ------------
               fiscal year

        (iii)  Aggregate  price of securities
               redeemed or repurchased  during any
               prior fiscal year ending no
               earlier than October 1,             $ 23,388,494
               1995 that were not                  ------------
               previously used to reduce
               registration fees payable
               to the Commission:

        (iv)   Total available redemption credits
               [add Items                                            - $    46,732,521
               5(ii) and 5(iii)]:                                      ---------------


        (v)    Net sales - if item 5(i) is
               greater than Item 5(iv)                                 $             0
               [subtract item 5(iv) from                               ---------------
               Item 5(i)]:

    ---------------------------------------------------------------
        (vi)   Redemption credits
               available for use in future         $(30,453,565)
               years  -- if Item 5(i) is           ------------
               less than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:
    ---------------------------------------------------------------

        (vii)  Multiplier for determining
               registration fee (See                                 = $      0.000295
               Instruction C.9):                                       ---------------

        (viii) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no                              = $             0
               fee is due):                                            ---------------

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     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          307,773,298.

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    7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                   +  $              0
                                                                      ----------------


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     8.   Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                   =  $              0
                                                                      ================



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

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     9. Date  the  registration  fee and any  interest  payment  was sent to the
        Commission's lockbox depository:

                Method of Delivery:

                            |_|   Wire Transfer

                            |_|   Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Ann E. Moran
                              --------------------------------------
                              Ann E. Moran
                              --------------------------------------
                              Vice President and Assistant Treasurer
                              --------------------------------------
Date: June 25, 1998

 *Please print the name and title of the signing officer below the signature.

















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